Subsequent Events	3 Months Ended
Jul. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS
16.
SUBSEQUENT EVENTS

On August 16, 2024, the Company completed the sale and issuance of the second tranche of U.S.$1.0 million principal amount of Convertible Debentures under the July 16, 2024 agreement with YA II PN, Ltd., an investment fund managed by Yorkville Advisors Global, LP, under which the Company agreed to sell and issue to Yorkville U.S.$3.0 million aggregate principal amount of convertible debentures in two tranches and at a purchase price of 95% of the aggregate principal amount.

On August 19, 2024, the Company completed a conversion of $0.15 million of the principal amount of its Convertible Debentures, issued as part of the $1.0 million second tranche of the convertible debenture financing agreement with Yorkville, along with accrued interest.

On August 27, 2024, the Company completed an additional conversion of $0.15 million of the principal amount of its Convertible Debenture, along with accrued interest. As a result of these transactions, the outstanding principal balance on the Convertible Debenture has been reduced by $0.3 million.